UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional

Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2016

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value

Asset-Backed Securities — 45.3%
	AIM Aviation Finance
$1,666,667	4.750%, 02/15/40 (A)	$1,412,448
	American Homes 4 Rent
4,610,000	6.231%, 10/17/36 (A)	4,558,125
1,349,000	6.070%, 10/17/45 (A)	1,336,374
1,460,000	5.036%, 10/17/45 (A)	1,505,690
5,325,000	3.936%, 06/17/31 (A) (B)	5,050,046
300,000	3.186%, 06/17/31 (A) (B)	288,388
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18 (A)	999,818
	CAM Mortgage Trust
6,880,000	4.750%, 07/15/64 (A) (B)	6,650,385
	CAM Mortgage Trust 2016-1
3,350,000	5.000%, 01/15/56 (A) (B)	3,248,830
	CarFinance Capital Auto Trust
2,000,000	5.930%, 08/15/19 (A)	2,019,714
3,500,000	5.490%, 01/18/22 (A)	3,349,753
1,600,000	5.360%, 11/15/21 (A)	1,560,120
	CarNow Auto Receivables Trust
8,590,000	6.850%, 05/17/21 (A)	8,329,854
4,700,000	5.530%, 01/15/20 (A)	4,609,966
	Castlelake Aircraft Securitization Trust
2,615,173	5.250%, 02/15/29 (A)	2,589,021
	Colony American Finance
2,986,000	6.560%, 10/15/47 (A)	3,106,192
3,000,000	5.649%, 10/15/47 (A)	3,215,462
	Colony American Homes
2,000,000	3.791%, 07/17/31 (A) (B)	1,870,803
	Countrywide Asset-Backed Certificates
2,032,847	4.950%, 05/25/35	2,029,202
	CPS Auto Receivables Trust
1,000,000	6.760%, 03/15/21 (A)	984,649
2,500,000	6.540%, 08/16/21 (A)	2,389,594
1,100,000	6.380%, 05/17/21 (A)	1,064,520
2,130,000	6.220%, 08/15/22 (A)	1,968,681
2,000,000	6.210%, 02/15/22 (A)	1,870,691
3,000,000	6.190%, 05/16/22 (A)	2,780,887
1,000,000	5.910%, 11/15/21 (A)	938,538
800,000	5.850%, 08/16/21 (A)	756,942
1,200,000	4.620%, 05/15/20 (A)	1,136,462
	CPS Auto Receivables Trust 2016-B
5,110,000	8.140%, 05/15/23 (A)	5,053,635

The accompanying notes are an integral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Asset-Backed Securities — 45.3% (continued)
	DSLA Mortgage Loan Trust 2005-AR5
$3,693,518	0.766%, 09/19/45 (B)	$2,662,139
	DT Auto Owner Trust
5,150,000	4.660%, 12/15/22 (A)	5,086,435
5,110,000	4.530%, 10/17/22 (A)	5,046,386
4,180,000	4.470%, 11/15/21 (A)	4,148,800
1,055,000	4.260%, 02/15/22 (A)	1,051,028
2,080,000	4.250%, 02/15/22 (A)	2,052,345
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C)	8,729,271
	FAN Engine Securitization
4,837,027	4.625%, 10/15/43 (A)	4,777,725
	First Investors Auto Owner Trust
1,890,000	5.590%, 11/15/22 (A)	1,770,975
945,000	3.470%, 02/15/21 (A)	929,472
	First Investors Auto Owner Trust 2016-1
5,000,000	7.720%, 11/15/22 (A)	4,980,587
	Flagship Credit Auto Trust
5,000,000	7.120%, 11/15/22 (A)	4,919,150
3,000,000	6.180%, 02/15/22 (A)	2,895,078
6,000,000	5.980%, 08/15/22 (A)	5,712,977
4,000,000	5.260%, 07/15/21 (A)	3,779,269
	Flagship Credit Auto Trust 2016-2
2,250,000	8.560%, 11/15/23 (A)	2,249,533
	GCA Holdings
673,648	7.500%, 01/05/30 (A)	518,709
1,802,350	6.000%, 01/05/30 (A)	1,640,139
3,160,000	0.632%, 01/05/30 (A)	663,600
	Global Container Assets
980,526	4.500%, 02/05/30 (A)	944,083
	HarborView Mortgage Loan Trust 2004-2
4,107,837	0.956%, 06/19/34 (B)	3,560,663
	HarborView Mortgage Loan Trust 2006-10
6,195,586	0.616%, 11/19/36 (B)	5,064,907
	Home Partners of America Trust
5,085,000	4.636%, 03/17/33 (A) (B)	4,856,385
	Invitation Homes Trust
1,875,000	3.187%, 09/17/31 (A) (B)	1,862,909
3,000,000	3.091%, 12/17/30 (A) (B)	2,888,955
	Key Resorts
2,270,275	5.870%, 03/17/31 (A)	2,247,279

The accompanying notes are an integral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Asset-Backed Securities — 45.3% (continued)
	Leaf Receivables Funding 10
$4,470,000	6.000%, 06/15/23 (A)	$4,301,485
	Leaf Receivables Funding 9
2,325,000	6.000%, 09/15/21 (A)	2,358,757
	Lehman XS Trust Series 2005-7N
1,036,652	0.719%, 12/25/35 (B)	623,698
	MASTR Adjustable Rate Mortgages Trust 2005-2
4,811,444	2.789%, 03/25/35 (B)	3,547,135
	OneMain Financial Issuance Trust
3,400,000	6.630%, 03/18/26	3,361,003
1,000,000	5.820%, 11/20/28 (A)	900,466
5,070,000	5.640%, 07/18/25 (A)	4,853,671
5,470,000	5.310%, 09/18/24 (A)	5,288,336
	Prestige Auto Receivables Trust
4,000,000	4.670%, 01/17/22 (A)	3,838,882
	Prestige Auto Receivables Trust 2016-1
5,400,000	7.690%, 03/15/23 (A)	5,432,931
	RCO Depositor II
4,542,000	5.000%, 11/25/45 (A) (B)	4,317,820
	RFMSI Series 2005-SA1 Trust
3,623,366	3.793%, 03/25/35 (B)	2,772,963
	Rise
864,583	6.500%, 02/15/39 (B)	855,937
	Shenton Aircraft Investment I
5,102,215	5.750%, 10/15/42 (A)	4,995,578
4,705,627	4.750%, 10/15/42 (A)	4,605,632
	Sierra Timeshare Receivables Funding
272,943	9.310%, 07/20/28 (A)	278,489
	Springleaf Funding Trust
4,000,000	6.310%, 11/15/24 (A)	3,913,608
	Tidewater Auto Receivables Trust
3,200,000	3.570%, 05/15/21 (A)	3,107,960
	Tidewater Auto Receivables Trust 2016-A
3,700,000	9.250%, 05/15/23 (A)	3,691,498
	Trade MAPS 1
4,000,000	5.437%, 12/10/18 (A) (B)	4,000,000
	TSTC
4,000,000	6.989%, 08/24/17 (B)	4,000,000

The accompanying notes are an integral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Asset-Backed Securities — 45.3% (continued)
	Westgate Resorts
$559,348	6.250%, 10/20/26 (A)	$557,949
591,490	5.500%, 12/20/26 (A)	584,189

	Total Asset-Backed Securities
	(Cost $240,110,372)	233,901,576

Residential Mortgage-Backed Obligations — 33.2%
	Adjustable Rate Mortgage Trust
732,112	2.740%, 04/25/35 (B)	700,184
	Alternative Loan Trust
1,473,008	5.750%, 10/25/33	1,517,993
576,349	5.750%, 01/25/35	581,570
588,395	5.500%, 02/25/25	599,175
1,959,138	5.500%, 07/25/33	1,941,831
1,118,198	5.500%, 04/25/34	1,136,190
	American Home Mortgage Investment Trust
3,022	2.069%, 10/25/34 (B)	2,756
3,496,211	0.719%, 03/25/46 (B)	2,787,970
	Banc of America Alternative Loan Trust
942,777	6.000%, 10/25/34	946,563
1,527,993	5.500%, 10/25/33	1,542,691
5,242,129	5.500%, 12/25/33	5,299,045
2,947,783	5.250%, 07/25/35	2,663,252
	Banc of America Funding Trust
2,139,947	5.750%, 11/25/35	2,176,363
618,179	5.500%, 11/25/34	612,810
12,372	5.500%, 08/25/35	12,361
526,385	2.900%, 12/20/34 (B)	482,593
386,576	2.804%, 11/20/34 (B)	373,200
	Banc of America Mortgage Trust
1,016,640	2.948%, 02/25/35 (B)	990,164
	Bear Stearns Adjustable Rate Mortgage Trust
218,147	2.983%, 04/25/34 (B)	206,574
120,768	2.893%, 01/25/35 (B)	109,554
4,549,645	2.796%, 02/25/36 (B)	3,483,370
	Chase Mortgage Finance Trust
2,105,296	2.662%, 03/25/37 (B)	1,955,394
	CHL Mortgage Pass-Through Trust
1,541,131	5.500%, 10/25/35	1,426,984
1,135,624	2.912%, 08/25/34 (B)	990,937

The accompanying notes are an integral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 33.2% (continued)
	Citigroup Mortgage Loan Trust
$968,968	2.938%, 09/25/34 (A) (B)	$881,591
1,691,966	2.807%, 05/25/35 (B)	1,571,819
4,247,802	2.759%, 08/25/35 (B)	3,916,317
3,846,063	2.740%, 11/25/35 (A) (B)	3,430,090
	CitiMortgage Alternative Loan Trust
3,915,182	6.000%, 09/25/36	3,450,362
	Countrywide Alternative Loan Trust
3,114,642	5.750%, 04/25/37	2,764,785
682,734	5.500%, 08/25/34	710,896
2,317,549	0.649%, 05/25/35 (B)	1,890,447
	Countrywide Home Loan Mortgage Pass-Through Trust
427,187	3.227%, 01/20/35 (B)	411,477
932,576	3.025%, 11/20/35 (B)	867,580
219,796	2.689%, 09/20/34 (B)	210,306
2,641,625	0.709%, 04/25/35 (B)	2,138,471
	Credit Suisse First Boston Mortgage Securities
3,613,051	5.500%, 11/25/35	3,260,871
2,042,405	5.250%, 11/25/20	2,004,660
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
2,359,877	6.500%, 10/25/21	1,932,489
	Credit Suisse Mortgage Trust
3,300,000	5.403%, 06/27/34 (A) (B)	2,983,319
1,000,000	4.583%, 03/15/17 (A) (B)	969,563
	Deutsche Alt-A Securities Mortgage Loan Trust
1,097,145	5.500%, 11/25/35 (B)	1,015,206
4,176,417	5.500%, 12/25/35	3,455,498
224,652	5.250%, 06/25/35	224,223
	FHLMC Structured Agency Credit Risk Debt Notes
4,170,000	4.683%, 11/25/23 (B)	4,219,842
8,375,000	3.733%, 10/25/27 (B)	8,291,942
	FNMA Connecticut Avenue Securities
1,500,000	5.989%, 04/25/28 (B)	1,553,382
	GMAC Mortgage Loan Trust
1,201,613	3.216%, 07/19/35 (B)	1,084,419
886,471	3.047%, 06/19/35 (B)	850,788
	GSR Mortgage Loan Trust
916,593	3.144%, 12/25/34 (B)	853,822
580,902	2.879%, 12/25/34 (B)	556,412
250,041	2.652%, 07/25/35 (B)	235,059

The accompanying notes are an integral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 33.2% (continued)
	HarborView Mortgage Loan Trust
$338,631	2.788%, 05/19/34 (B)	$334,167
	IndyMac Index Mortgage Loan Trust
2,988,487	2.710%, 08/25/35 (B)	2,411,382
2,633,322	1.079%, 07/25/45 (B)	2,152,747
	JPMorgan Alternative Loan Trust
2,056,613	2.770%, 03/25/36 (B)	1,424,717
5,270,120	2.735%, 03/25/36 (B)	4,561,038
	JPMorgan Mortgage Trust
3,845,696	6.000%, 09/25/34	3,884,906
6,056,054	6.000%, 01/25/36	4,829,457
1,862,396	5.750%, 03/25/37	1,495,859
2,290,989	3.522%, 03/25/43 (A) (B)	2,270,237
1,656,562	2.669%, 02/25/36 (B)	1,457,744
	JPMorgan Resecuritization Trust
3,017,007	2.827%, 06/27/34 (A) (B)	2,694,232
	Lehman Mortgage Trust
868,297	0.939%, 01/25/36 (B)	540,838
	MASTR Adjustable Rate Mortgages Trust
3,723,047	3.492%, 03/25/35 (B)	3,182,150
2,273,015	2.825%, 04/25/36 (B)	2,163,647
	MASTR Alternative Loan Trust
1,823,014	6.000%, 06/25/34	1,860,391
3,467,172	6.000%, 09/25/34	3,582,718
1,309,371	5.500%, 06/25/34	1,341,930
1,202,463	5.250%, 11/25/33	1,229,700
	Merrill Lynch Alternative Note Asset Trust
3,378,801	6.000%, 03/25/37	2,419,112
	Morgan Stanley Mortgage Loan Trust
1,190,149	6.000%, 06/25/36	1,023,782
1,846,096	6.000%, 08/25/36	1,666,628
406,487	5.500%, 11/25/35	417,788
	National City Mortgage Capital Trust
890,534	6.000%, 03/25/38	924,584
	New York Mortgage Trust
1,842,762	2.952%, 05/25/36 (B)	1,644,230
	RALI Series Trust
544,918	5.500%, 06/25/34	556,229
	Residential Asset Securitization Trust
2,974,779	6.000%, 06/25/37	2,583,727
5,122,543	5.375%, 07/25/35	4,456,877

The accompanying notes are an integral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 33.2% (continued)
	RFMSI Trust
$1,153,865	5.750%, 01/25/36	$1,137,110
	Starwood Retail Property Trust
3,785,000	3.879%, 11/15/27 (A) (B)	3,388,717
	Structured Adjustable Rate Mortgage Loan Trust
347,134	2.756%, 09/25/34 (B)	340,597
794,274	2.737%, 11/25/34 (B)	774,056
2,407,123	0.749%, 07/25/35 (B)	1,712,547
	Structured Asset Securities Mortgage Pass-Through Certificates
1,873,748	5.750%, 11/25/34	1,944,486
	Structured Asset Securities Trust
757,625	5.500%, 02/25/35	768,305
	Washington Mutual Mortgage Pass-Through Certificates
2,101,714	6.000%, 03/25/36	1,923,987
531,009	5.500%, 07/25/34	544,695
3,364,849	2.502%, 09/25/35 (B)	3,217,226
2,708,967	2.170%, 09/25/46 (B)	2,411,729
1,704,442	2.129%, 05/25/37 (B)	1,485,944
3,268,048	1.920%, 01/25/47 (B)	2,780,119
	Wells Fargo Mortgage-Backed Securities Trust
2,470,739	6.000%, 01/25/36	2,428,164
550,519	5.500%, 11/25/35	548,454
223,454	2.834%, 02/25/34 (B)	221,871
30,384	2.787%, 12/25/33 (B)	30,373
7,895	2.736%, 10/25/33 (B)	7,872

	Total Residential Mortgage-Backed Obligations
	(Cost $171,504,800)	171,052,229

Commercial Mortgage-Backed Obligations — 19.9%
	A10 Securitization
290,000	6.230%, 11/15/27 (A)	287,439
965,000	5.120%, 11/15/27 (A)	952,721
2,146,000	4.990%, 04/15/34 (A)	1,980,804
	BAMLL Commercial Mortgage Securities Trust
1,500,000	5.433%, 01/15/28 (A) (B)	1,402,028
	BXHTL Mortgage Trust
2,450,000	8.400%, 05/15/18	2,417,048
	CGBAM Commercial Mortgage Trust
6,000,000	3.433%, 02/15/31 (A) (B)	5,660,491

The accompanying notes are an integral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Commercial Mortgage-Backed Obligations — 19.9% (continued)
	Commercial Mortgage Trust
$5,000,000	5.819%, 12/10/44 (A) (B)	$4,868,857
1,400,000	5.819%, 12/10/44 (B)	1,518,271
1,000,000	5.017%, 08/15/45 (A) (B)	951,515
2,540,000	4.183%, 05/13/31 (A) (B)	2,536,978
3,500,000	3.533%, 06/15/34 (A) (B)	3,291,989
	Credit Suisse Commercial Mortgage Trust
3,930,000	5.869%, 09/15/40 (B)	3,496,737
	Credit Suisse Mortgage Capital Trust
4,180,000	4.433%, 04/15/29 (A) (B)	3,933,367
	DBUBS Mortgage Trust
1,350,000	5.867%, 01/10/21 (A) (B)	1,393,856
	Extended Stay America Trust
2,928,000	5.521%, 12/05/31 (A) (B)	2,979,845
	GP Portfolio Trust
2,500,000	4.283%, 02/15/27 (A) (B)	2,363,368
	GS Mortgage Securities Trust
20,460,000	5.987%, 08/10/45 (B)	19,437,413
	Hilton USA Trust
3,995,000	4.602%, 11/05/30 (A) (B)	4,009,797
375,000	4.407%, 11/05/30 (A)	376,496
	JPMorgan Chase Commercial Mortgage Securities Trust
3,145,000	6.423%, 06/15/43 (A) (B)	2,754,026
3,000,000	5.500%, 08/15/46 (A) (B)	3,054,346
2,000,000	5.021%, 01/12/37 (B)	1,982,998
5,100,000	4.933%, 07/15/36 (A) (B)	4,998,491
	Morgan Stanley Capital I Trust
2,500,000	3.828%, 02/05/35 (A) (B)	2,131,021
	Motel 6 Trust
7,784,588	8.230%, 02/05/20 (A)	7,464,641
2,000,000	5.000%, 02/05/30 (A)	1,869,559
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,773,580
	SCG Trust
3,300,000	3.683%, 11/15/26 (A) (B)	3,202,446
	Wells Fargo Commercial Mortgage Trust
5,800,000	3.789%, 12/15/47	6,242,549
	WF-RBS Commercial Mortgage Trust
1,072,724	5.797%, 03/15/44 (A) (B)	1,111,527
2,068,235	5.788%, 02/15/44 (A) (B)	2,187,610

	Total Commercial Mortgage-Backed Obligations
	(Cost $104,286,907)	102,631,814

The accompanying notes are an integral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value

Municipal Bond — 0.6%
	Michigan State, Tobacco Settlement Financing Authority, RB
$3,215,000	7.309%, 06/01/34	$3,043,094

	Total Municipal Bond
	(Cost $2,799,014)	3,043,094

Short-Term Investment — 2.2%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.150% (D)
11,475,422	(Cost $11,475,422)	11,475,422

	Total Investments — 101.2%
	(Cost $530,176,515)	522,104,135
	Other Assets and Liabilities, net —(1.2)%	(6,316,840)

	Net Assets — 100.0%	$515,787,295

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2016 was $280,849,205 and represents 54.5% of Net Assets.
(B)	Variable rate security — Rate disclosed is the rate in effect on April 30, 2016.
(C)	Zero coupon security. The rate reported on the Portfolio of Investments is the effective yield at time of purchase.
(D)	The rate shown is the effective yield as of April 30, 2016.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Allocation Summary at April 30, 2016

Asset-Backed Securities	45.3%
Residential Mortgage-Backed Obligations	33.2
Commercial Mortgage-Backed Obligations	19.9
Short-Term Investment	2.2
Municipal Bond	0.6

Total Investments	101.2
Other Assets and Liabilities, net	(1.2)

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

10

Statement of Assets and Liabilities (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$530,176,515

Investments at value	$522,104,135
Cash	55,393
Interest receivable	1,670,899
Prepaid expenses	13,900

TOTAL ASSETS	523,844,327

LIABILITIES
Payable for securities purchased	7,949,374
Administrative fees payable (Note 4)	50,273
Trustees’ fees payable	3,380
Chief Compliance Officer fees payable (Note 3)	1,868
Other accounts payable and accrued expenses	52,137

TOTAL LIABILITIES	8,057,032

NET ASSETS	$515,787,295

NET ASSETS CONSIST OF:
Paid-in capital	$523,029,813
Undistributed net investment income	555,871
Accumulated net realized gain on investments	273,991
Net unrealized depreciation on investments	(8,072,380)

NET ASSETS	$515,787,295

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$515,787,295

Outstanding shares of beneficial interest (unlimited authorization — no par value)	47,103,064

Net asset value, offering and redemption price per share	$10.95

The accompanying notes are an integral part of the financial statements.

11

Statement of Operations (Unaudited)

For the six-months ended April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$14,187,980

14,187,980

Expenses
Administrative fees (Note 4)	305,446
Trustees’ fees and expenses	6,985
Chief Compliance Officer fees	2,966
Transfer agent fees and expenses	24,162
Legal fees	14,997
Registration fees	13,755
Audit and tax services fees	12,772
Custodian fees and expenses	10,058
Shareholder reporting expenses	8,827
Miscellaneous expenses	24,767

Total expenses	424,735

Net investment income	13,763,245

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	284,445
Net change in unrealized depreciation on investments	(13,084,498)

Net realized and unrealized loss on investments	(12,800,053)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$963,192

The accompanying notes are an integral part of the financial statements.

12

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
FROM OPERATIONS:
Net investment income	$13,763,245	$25,363,753
Net realized gain on investments	284,445	2,948,571
Net change in unrealized depreciation on investments	(13,084,498)	(8,259,779)

Net increase in net assets resulting from operations	963,192	20,052,545

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(13,590,235)	(23,653,821)
Realized gains	(4,284,431)	(4,365,793)

Total distributions	(17,874,666)	(28,019,614)

CAPITAL SHARE TRANSACTIONS (1):
Issued	18,455,000	34,360,000
Reinvestment of distributions	17,874,665	28,019,614
Redeemed	(17,240,272)	(14,477,516)

Net increase in net assets from capital share transactions	19,089,393	47,902,098

Net increase in net assets	2,177,919	39,935,029

NET ASSETS:
Beginning of the period	513,609,376	473,674,347

End of the period	$515,787,295	$513,609,376

UNDISTRIBUTED NET INVESTMENT INCOME	$555,871	$382,861

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

13

Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Institutional Class
04/30/16@	$11.32	$0.30	$(0.29)	$0.01	$(0.29)	$(0.09)	$(0.38)
10/31/15	11.50	0.58	(0.11)	0.47	(0.54)	(0.11)	(0.65)
10/31/14	11.51	0.62	0.14	0.76	(0.58)	(0.19)	(0.77)
10/31/13	11.61	0.69	0.18	0.87	(0.62)	(0.35)	(0.97)
10/31/12*	10.00	0.92	1.41	2.33	(0.72)	—	(0.72)

*	The Fund commenced operations on December 15, 2011.
@	For the six-months ended April 30, 2016 (unaudited).
(a)	Per share net investment income has been calculated using the average shares outstanding during the year or period.
(b)	Had certain expenses not been waived/reimbursed during the year or period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the year or period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.

Amount designated as “—” are $0 or have been rounded to $0.

14

Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (c)(d)	Ratio of expenses to average net assets (excluding reimbursements (%) (d)	Ratio of net investment income to average net assets (%) (d)	Portfolio turnover rate (%)

$10.95	0.15	$515,787	0.17	0.17	5.39	12
11.32	4.17	513,609	0.17	0.17	5.10	37
11.50	6.84	473,674	0.17	0.17	5.35	27
11.51	7.83	359,680	0.19	0.20	5.95	44
11.61	24.02	225,938	0.10	0.33	9.52	56

The accompanying notes are an integral part of the financial statements.

15

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Fund:

a. Use of Estimates. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies

16

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair

17

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$203,467,759	$30,433,817	$233,901,576
Residential Mortgage-Backed Obligations	—	169,688,129	1,364,100	171,052,229
Commercial Mortgage-Backed Obligations	—	101,229,786	1,402,028	102,631,814
Short-Term Investment	11,475,422	—	—	11,475,422
Municipal Bond	—	3,043,094	—	3,043,094

Total Investments in Securities	$11,475,422	$477,428,768	$33,199,945	$522,104,135

18

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value. As of April 30, 2016, with the exception of American Home Mortgage Investment Trust, all Level 3 investments’ fair value is based on 3rd party pricing information from independent brokers without adjustment. American Home Mortgage Investment Trust is an odd lot holding. Fair value on odd lot holdings are based on a liquidity discount ranging between 1% - 2.5% on the available vendor price.

	Investments in Residential Mortgage-Backed Obligations	Investments in Asset-Backed Securities	Investments in Commercial Mortgage-Backed Obligations	Total Investments
Beginning balance as of November 1, 2015	$3,083	$23,645,687	$1,471,875	$25,120,645
Accrued discounts/premiums	1,063	8,599	—	9,662
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation	(51,582)	(1,518,006)	(69,847)	(1,639,435)
Purchase	1,411,536	8,297,537	—	9,709,073
Sales	—	—	—	—
Net transfer into Level 3	—	—	—	—
Net transfer out of Level 3	—	—	—	—

Ending balance as of April 30, 2016	$1,364,100	$30,433,817	$1,402,028	$33,199,945

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(51,582)	$(1,518,006)	$—	$—

For the six-months ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended April 30, 2016, there were no transfers between Level 2 and Level 3. All transfers, if any, are recognized by the Fund at the end of each six-months.

For the six-months ended April 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

19

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

c. Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e. Expenses. Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

20

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

3. Transactions with Affiliates. Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2016, the Fund paid $305,446 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. (“BFDS”) serves as the servicing agent for the Fund under transfer agency agreements with the Trust.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and

21

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

6. Capital Shares.

	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Issued	1,650,383	3,003,975
Reinvestment of distributions	1,612,928	2,455,847
Redeemed	(1,549,610)	(1,268,754)

Net share transactions	1,713,701	4,191,068

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2016, were as follows:

	U.S. Government	Other
Purchase	$5,145,500	$50,905,959
Sales	3,667,746	49,797,453

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2015 and the year ended October 31, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2015	$24,485,401	$3,534,213	$28,019,614
2014	23,977,336	4,857,075	28,834,411

22

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

As of October 31, 2015, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,432,861
Undistributed Long-Term Capital Gain	4,213,364
Net Unrealized Appreciation	5,012,118
Other Temporary Differences	(1,989,387)

Total Distributable Earnings	$9,668,956

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$530,176,515	$5,706,354	$(13,778,734)	$(8,072,380)

9. Concentration/Risks. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

23

Notes to Financial Statements (Unaudited)

April 30, 2016

Loomis Sayles Full Discretion Institutional Securitized Fund

10. Other. At April 30, 2016, 18% of Institutional Class total shares outstanding were held by one record related party shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

24

DISCLOSURE OF FUND EXPENSES (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

25

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Loomis Sayles Full Discretion Institutional Securitized Fund

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Institutional Class	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period*
Actual	$1,000.00	$1,001.50	$0.85
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.02	$0.86

*	Expenses are equal to the Fund’s annualized expense ratio, 0.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

26

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o Boston Financial Data Services, Inc.

P.O. Box 8530

Boston, Massachusetts 02266-8530

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016